                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-02120

                              SECURITY INCOME FUND
               (Exact name of registrant as specified in charter)

              ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001
               (Address of principal executive offices) (Zip code)

                           MICHAEL G. ODLUM, PRESIDENT
                              SECURITY INCOME FUND
                           ONE SECURITY BENEFIT PLACE
                            TOPEKA, KANSAS 66636-0001
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (785) 438-3000

                      Date of fiscal year end: December 31

                    Date of reporting period: March 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Explanatory Note: The Registrant, Security Income Fund, contains four series. This filing on Form N-Q relates to Diverisified Income Series, High Yield Series and Income Opportunity Series only.

ITEM 1. SCHEDULE OF INVESTMENTS.

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                SECURITY INCOME FUND - DIVERSIFIED INCOME SERIES

                                                         PRINCIPAL     MARKET
                                                           AMOUNT      VALUE
                                                         ---------    ---------
CORPORATE BONDS - 27.8%
AIRLINES - 0.5%
Delta Air Lines, Inc., 7.779% - 2005                     $  19,000    $  14,164
Southwest Airlines Company, 7.875% - 2007                  450,000      483,535
                                                                      ---------
                                                                        497,699
                                                                      ---------

AUTOMOTIVE - 0.7%
Ford Motor Credit Company, 6.50% - 2007                    300,000      303,043
Johnson Controls, Inc., 4.875% - 2013                      350,000      347,006
                                                                      ---------
                                                                        650,049
                                                                      ---------

BANKING - 3.0%
Chase Capital III, 3.46% - 2027 (3)                        700,000      664,161
Bank of America Corporation, 7.80% - 2010                  300,000      339,592
BankBoston Capital Trust, 3.56% - 2028 (3)                 700,000      683,773
BCH Cayman Islands, Ltd., 7.70% - 2006                     300,000      312,978
Danske Bank A/S, 7.40% - 2010 (1,3)                        475,000      504,742
US Central Credit Union, 2.70% - 2009                      265,909      257,131
                                                                      ---------
                                                                      2,762,377
                                                                      ---------

BROKERAGE - 1.8%
Citigroup, Inc., 5.00% - 2014                              700,000      687,243
Credit Suisse First Boston USA, 6.125% - 2011              300,000      318,284
Legg Mason, Inc., 6.75% - 2008                             350,000      373,596
Waddell & Reed Financial, Inc., 7.50% - 2006               300,000      307,308
                                                                      ---------
                                                                      1,686,431
                                                                      ---------

BUILDING MATERIALS - 0.7%
CRH America, Inc., 6.95% - 2012                            300,000      329,410
Masco Corporation, 5.875% - 2012                           300,000      312,153
                                                                      ---------
                                                                        641,563
                                                                      ---------

CHEMICALS - 0.5%
PPG Industries, Inc., 7.40% - 2019                         350,000      413,922
                                                                      ---------

DIVERSIFIED MANUFACTURING - 1.5%
General Electric Company, 5.00% - 2013                     300,000      299,564
Hutchison Whampoa International, Ltd.,
     5.45% - 2010 (1)                                      650,000      658,566
Tyco International Group, 7.00% - 2028                     350,000      397,308
                                                                      ---------
                                                                      1,355,438
                                                                      ---------

ELECTRIC - 1.0%
Arizona Public Service Company, 6.375% - 2011              300,000      324,010
Cincinnati Gas & Electric Company, 5.70% - 2012            300,000      311,099
Oncor Electric Delivery Company, 6.375% - 2015             300,000      323,240
                                                                      ---------
                                                                        958,349
                                                                      ---------

ENERGY - INDEPENDENT - 0.8%
Devon Financing Corporation, ULC, 6.875% - 2011            300,000      330,308
Pancanadian Petroleum, 6.30% - 2011                        350,000      377,724
                                                                      ---------
                                                                        708,032
                                                                      ---------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                SECURITY INCOME FUND - DIVERSIFIED INCOME SERIES

                                                         PRINCIPAL     MARKET
                                                           AMOUNT      VALUE
                                                         ---------    ---------
CORPORATE BONDS (CONTINUED)
ENERGY - INTEGRATED - 0.4%
Conoco, Inc., 6.95% - 2029                               $ 350,000    $ 417,209
                                                                      ---------

ENTERTAINMENT - 0.9%
Time Warner, Inc., 6.875% - 2018                           350,000      384,797
Viacom, Inc., 5.625% - 2007                                400,000      409,402
                                                                      ---------
                                                                        794,199
                                                                      ---------

FINANCIAL - OTHER - 0.3%
Abbey National plc, 6.69% - 2005                           300,000      304,958
                                                                      ---------

FINANCIAL COMPANIES - CAPTIVE - 0.3%
General Motors Acceptance Corporation,
     6.125% - 2006                                         300,000      298,616
                                                                      ---------

FINANCIAL COMPANIES - NONCAPTIVE CONSUMER - 1.1%
Capital One Financial, 4.738% - 2007                       350,000      351,907
Countrywide Capital, 8.00% - 2026                          300,000      309,171
SLM Corporation, 5.05% - 2014                              325,000       320,942
                                                                      ---------
                                                                        982,020
                                                                      ---------

FINANCIAL COMPANIES - NONCAPTIVE DIVERSIFIED - 1.7%
CIT Group, Inc., 7.625% - 2005                             150,000      152,365
Core Investment Grade Trust, 4.727% - 2007               1,100,000    1,106,457
General Electric Capital Corporation, 5.875% - 2012        300,000      316,711
                                                                      ---------
                                                                      1,575,533
                                                                      ---------

GAMING - 0.2%
Park Place Entertainment, 7.875% - 2005                    175,000      178,719
                                                                      ---------

HEALTH CARE - 0.4%
Anthem, Inc., 6.80% - 2012                                 300,000      332,687
                                                                      ---------

INDUSTRIAL - OTHER - 0.4%
Eaton Corporation, 5.75% - 2012                            325,000      342,334
                                                                      ---------

INSURANCE - LIFE - 0.1%
Transamerica Capital II, 7.65% - 2026 (1)                  100,000      114,321
                                                                      ---------

INSURANCE - PROPERTY & CASUALTY - 0.5%
Nationwide Mutual Insurance Company,
     8.25% - 2031 (1)                                      400,000      498,838
                                                                      ---------

MEDIA - CABLE - 1.0%
Comcast Corporation, 5.30% - 2014                          325,000      321,472
Jones Intercable, Inc., 7.625% - 2008                      275,000      294,758
Lenfest Communications, Inc., 10.50% - 2006                250,000      266,246
                                                                      ---------
                                                                        882,476
                                                                      ---------

MEDIA - NONCABLE - 1.0%
New York Times Company, 4.50% - 2010                       300,000      297,670
Thompson Corporation, 4.75% - 2010                         650,000      646,272
                                                                      ---------
                                                                        943,942
                                                                      ---------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                SECURITY INCOME FUND - DIVERSIFIED INCOME SERIES

                                                         PRINCIPAL      MARKET
                                                           AMOUNT       VALUE
                                                         ---------    ----------
CORPORATE BONDS (CONTINUED)
OIL FIELD SERVICES - 0.8%
Transocean, Inc., 6.625% - 2011                          $ 700,000    $ 764,427
                                                                      ----------

PACKAGING - 0.3%
Bemis Company, Inc., 4.875% - 2012 (1)                     300,000       298,659
                                                                      ----------

PHARMACEUTICALS - 0.4%
Eli Lilly & Company, 7.125% - 2025                         300,000       362,367
                                                                      ----------

PIPELINES - 1.4%
Consolidated Natural Gas Company,
     6.625% - 2013                                         350,000       383,968
Duke Energy Field Services Corporation,
     7.50% - 2005                                          300,000       304,307
Express Pipeline LP, 6.47% - 2013 (1)                      272,267       275,825
Kinder Morgan Energy, 7.50% - 2010                         300,000       334,355
                                                                      ----------
                                                                       1,298,455
                                                                      ----------

RAILROADS - 0.8%
Canadian National Railway Company,
     6.25% - 2034                                          700,000       764,450
                                                                      ----------

REAL ESTATE INVESTMENT TRUSTS - 0.7%
Reckson Operating Partnership, 5.15% - 2011                700,000       697,680
                                                                      ----------

RETAILERS - 0.5%
Tandy Corporation, 6.95% - 2007                            400,000       423,342
                                                                      ----------

SERVICES - 0.2%
American Eco Corporation, 9.625% - 2008 * (4, 5)            25,000             -
MasTec, Inc., 7.75% - 2008                                 150,000       145,500
                                                                      ----------
                                                                         145,500
                                                                      ----------

TECHNOLOGY - 1.6%
Computer Associates, Inc., 5.625% - 2014 (1)               750,000       737,606
Pitney Bowes, Inc., 5.875% - 2006                          350,000       356,989
Science Applications International Corporation,
     7.125% - 2032                                         300,000       355,682
                                                                      ----------
                                                                       1,450,277
                                                                      ----------

TELECOMMUNICATIONS - WIRELESS - 0.3%
America Movil S.A. de C.V., 5.50% - 2014                   250,000       239,662
                                                                      ----------

TRANSPORTATION SERVICES - 2.0%
Erac USA Finance Company:
     7.35% - 2008 (1)                                      350,000       377,852
     6.70% - 2034 (1)                                    1,000,000     1,093,780
TTX Company, 4.90% - 2015 (1)                              350,000       341,907
                                                                      ----------
                                                                       1,813,539
                                                                      ----------

TOTAL CORPORATE BONDS
     (cost $24,755,009)                                               25,598,070
                                                                      ----------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                SECURITY INCOME FUND - DIVERSIFIED INCOME SERIES

                                                          PRINCIPAL      MARKET
                                                            AMOUNT       VALUE
                                                         -----------  -----------
MORTGAGE BACKED SECURITIES - 47.8%
U.S. GOVERNMENT SPONSORED AGENCIES - 44.1%
Federal Home Loan Mortgage Corporation:
     #E01378, 5.00% - 2018                               $ 2,061,840  $ 2,065,187
     #E01488, 5.00% - 2018                                 1,580,385    1,582,951
     #E01538, 5.00% - 2018                                 1,637,277    1,639,935
     #C44050, 7.00% - 2030                                    41,354       43,593
     #C01172, 6.50% - 2031                                    72,869       75,631
     #C01210, 6.50% - 2031                                    81,330       84,547
     #C50964, 6.50% - 2031                                    72,139       74,873
     #C50967, 6.50% - 2031                                    27,782       28,882
     #C01277, 7.00% - 2031                                   153,222      161,281
     #C01292, 6.00% - 2032                                   297,989      305,388
     #C62801, 6.00% - 2032                                   175,515      179,872
     #C01287, 6.50% - 2032                                   217,235      225,470
     #C76358, 5.00% - 2033                                 1,470,067    1,443,708
     #C78238, 5.50% - 2033                                 1,496,587    1,503,224
     #A16943, 6.00% - 2033                                 1,380,361    1,413,199
     #G08014, 5.00% - 2034                                 1,961,252    1,920,202
     #G08015, 5.50% - 2034                                 1,900,028    1,906,230
     #A17903, 6.00% - 2034                                 1,421,285    1,455,110

Federal National Mortgage Association:
     #2544732 5.50% - 2017                                 1,752,009    1,787,192
     #720714, 4.50% - 2018                                 1,628,797    1,595,478
     #555549, 5.00% - 2018                                 1,989,913    1,990,146
     #750465, 5.00% - 2018                                 1,619,324    1,620,206
     #780952, 4.00% - 2019                                 1,969,453    1,886,522
     FNR 1990-108 G, 7.00% - 2020                             70,032       72,306
     #252806, 7.50% - 2029                                    54,092       57,916
     #252874, 7.50% - 2029                                    51,773       55,433
     #535277, 7.00% - 2030                                    49,430       52,092
     #190307, 8.00% - 2030                                    30,068       32,371
     #253356, 8.00% - 2030                                    35,865       38,612
     #541735, 8.00% - 2030                                    32,841       35,356
     #585348, 6.50% - 2031                                    57,794       60,001
     #254477, 5.50% - 2032                                   687,194      688,704
     #254198, 6.00% - 2032                                   430,477      440,127
     #254377, 6.00% - 2032                                   590,220      604,068
     #666750, 6.00% - 2032                                   650,064      664,637
     #254346, 6.50% - 2032                                   223,611      232,147
     #545691, 6.50% - 2032                                   301,473      312,982
     #659790, 6.50% - 2032                                   263,027      273,467
     #640008, 7.00% - 2032                                   153,759      162,037
     #702879, 5.00% - 2033                                 1,598,057    1,566,895
     #709805, 5.00% - 2033                                 1,358,957    1,332,458
     #688328, 5.50% - 2033                                 1,212,276    1,216,290
     #689108, 5.50% - 2033                                   722,788      725,689
     #709748, 5.50% - 2033                                 1,581,779    1,588,128
     #713971, 5.50% - 2033                                 1,386,473    1,391,064
     #754903, 5.50% - 2033                                 1,334,429    1,336,796
     #725033, 6.00% - 2034                                 1,111,584    1,136,502
     #255554, 5.50% - 2035                                 1,561,283    1,564,617
                                                                      -----------
                                                                       40,629,522
                                                                      -----------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                SECURITY INCOME FUND - DIVERSIFIED INCOME SERIES

                                                         PRINCIPAL      MARKET
                                                           AMOUNT       VALUE
                                                         ---------    ----------
MORTGAGE BACKED SECURITIES (CONTINUED)
U.S. GOVERNMENT SPONSORED SECURITIES - 1.7%
Government National Mortgage Association:
     #313107, 7.00% - 2022                               $  20,522    $   21,694
     #328618, 7.00% - 2022                                 111,080       117,422
     #352022, 7.00% - 2023                                  60,479        63,932
     #369303, 7.00% - 2023                                  48,655        51,433
     #347017, 7.00% - 2024                                  66,231        70,012
     #371006, 7.00% - 2024                                  30,464        32,203
     #371012, 7.00% - 2024                                  48,755        51,539
     #780454, 7.00% - 2026                                  51,283        54,211
     #464356, 6.50% - 2028                                  24,765        26,682
     #462680, 7.00% - 2028                                  62,010        64,790
     #518436, 7.25% - 2029                                  57,162        61,587
     #491492, 7.50% - 2029                                  16,542        17,822
     #510704, 7.50% - 2029                                  63,941        68,571
     #781079, 7.50% - 2029                                  50,256        53,894
     #479229, 8.00% - 2030                                  52,250        55,727
     #479232, 8.00% - 2030                                  86,107        89,967
     #508342, 8.00% - 2030                                 147,870       154,498
     #538285, 6.50% - 2031                                  74,725        78,992
     #564472, 6.50% - 2031                                 188,835       197,467
     #552324, 6.50% - 2032                                  28,492        30,555
     II #1260, 7.00% - 2023                                 11,522        12,136
     II #1849, 8.50% - 2024                                  8,782         9,520
     II #2320, 7.00% - 2026                                 27,491        28,958
     II #2270, 8.00% - 2026                                 24,228        25,989
     II #2445, 8.00% - 2027                                 27,955        29,987
     II #2689, 6.50% - 2028                                 37,519        39,083
     II #2616, 7.00% - 2028                                 36,137        38,064
     II #2909, 8.00% - 2030                                 33,389        35,816
                                                                      ----------
                                                                       1,582,551
                                                                      ----------

NON-AGENCY SECURITIES - 2.0%
Chase Commercial Mortgage Securities Corporation:
     1997-1B, 7.37% - 2029                               1,500,000     1,581,064
     1998-1B, 6.56% - 2030                                 225,000       238,894
Global Rate Eligible Asset Trust 1998-A,
     7.33% - 2006 (5)                                       41,248             -
                                                                      ----------
                                                                       1,819,958
                                                                      ----------

TOTAL MORTGAGE BACKED SECURITIES
     (cost $44,310,149)                                                4,032,031
                                                                      ----------

U.S. Government Sponsored Agency Bonds & Notes - 7.9%
Federal Home Loan Bank,
     6.375% - 2006                                         800,000       826,705

Federal Home Loan Mortgage Corporation,
     2.850% - 2007                                       2,000,000     1,959,174

Federal National Mortgage Association:
     3.00% - 2006 (2)                                    1,800,000     1,795,469
     6.00% - 2008                                          400,000       420,275

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                SECURITY INCOME FUND - DIVERSIFIED INCOME SERIES

                                                         PRINCIPAL      MARKET
                                                           AMOUNT       VALUE
                                                         ---------    ----------
U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES
(CONTINUED)
Federal National Mortgage Association (continued):
     6.625% - 2030                                       $ 250,000    $  299,701
     7.125% - 2030                                       1,000,000     1,268,032

Financing Corporation,
     9.65% - 2018                                          500,000       723,001
                                                                      ----------
TOTAL U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES
     (cost $6,908,852)                                                  7,292,357
                                                                      -----------

U.S. GOVERNMENT SECURITIES - 12.2%
U.S. Treasury Bond,
     5.375% - 2031                                       2,000,000      2,179,766

U.S. Treasury Notes:
     4.625% - 2006                                       1,000,000      1,011,992
     3.375% - 2007                                       6,500,000      6,452,518
     6.25% - 2007                                        1,500,000      1,567,851
                                                                      -----------

TOTAL U.S. GOVERNMENT SECURITIES
     (cost $11,149,756)                                                11,212,127
                                                                      -----------

COMMERCIAL PAPER - 3.4%
FOOD & BEVERAGE - 1.1%
Coca-Cola Enterprises, Inc., 2.75%, 04-04-05             1,000,000        999,771
                                                                      -----------

BROKERAGE - 2.3%
Citigroup Global Markets:
     2.75%, 04-01-05                                     1,100,000      1,100,000
     2.78%, 04-08-05                                     1,000,000        999,463
                                                                      -----------
                                                                        2,099,463
                                                                      -----------

TOTAL COMMERCIAL PAPER
     (cost $3,099,234)                                                  3,099,234
                                                                      -----------

REPURCHASE AGREEMENT - 0.2%
United Missouri Bank, 2.34%, dated 3-31-05, matures
     04-01-05; repurchase amount of $187,012
     (Collateralized by FHLMC, 4.00%, 11-01-08 with
     a value of $190,740)                                  187,000        187,000
                                                                      -----------

TOTAL REPURCHASE AGREEMENT
     (cost $187,000)                                                      187,000
                                                                      -----------
TOTAL INVESTMENTS - 99.3%
     (cost $90,410,000)                                                91,420,819
CASH AND OTHER ASSETS, LESS LIABILITIES - 0.7%                            599,210
                                                                      -----------
TOTAL NET ASSETS - 100.0%                                             $92,020,029
                                                                      ===========

For federal income tax purposes the indentified cost of investments owned at March 31, 2005 was $91,801,187. For federal income tax purposes, the net unrealized depreciation on investments amounted to $380,368 which consisted of $409,814 of aggregate gross unrealized appreciation, and $790,182 of aggregate gross unrealized depreciation.

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                SECURITY INCOME FUND - DIVERSIFIED INCOME SERIES

*Non-income producing security.

CMO (Collateralized Mortgage Obligation)

plc (public limited company)

(1) Security is a 144A series. The total market value of 144A securities is $4,902,096 (cost $4,685,332), or 5.3% of total net assets.

(2) Security is a step bond. Rate indicated is rate effective at March 31, 2005.

(3) Variable rate security. Rate indicated is rate effective March 31, 2005.

(4) Security is in default due to bankruptcy.

(5) Security is fair valued by the Board of Directors. The total market value of fair valued securities amounts to $0, or 0.0% or net assets.

   SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                    SECURITY INCOME FUND - HIGH YIELD SERIES

                                                               PRINCIPAL
                                                               AMOUNT OR
                                                                 NUMBER       MARKET
                                                               OF SHARES      VALUE
                                                               ---------    ---------
CONVERTIBLE BONDS - 6.2%
AIRLINES - 0.8%
Continental Airlines, Inc., 4.50% - 2007                       $ 425,000    $ 352,219
                                                                            ---------

AUTOMOTIVE - 0.8%
Sonic Automotive, Inc., 5.25% - 2009                           $ 350,000      347,813
                                                                            ---------

CONSTRUCTION MACHINERY - 1.2%
United Rentals, Inc., 1.875% - 2023                            $ 575,000      566,375
                                                                            ---------

ELECTRIC UTILITIES - 2.1%
AES Corporation, 4.50% - 2005                                  $ 950,000      951,187
                                                                            ---------

MEDIA - CABLE - 0.7%
Mediacom Communications Corporation, 5.25% - 2006              $ 325,000      319,312
                                                                            ---------

TELECOMMUNICATIONS - WIRELESS - 0.6%
Nextel Communications, Inc., 5.25% - 2010                      $ 250,000      256,250
                                                                            ---------

TOTAL CONVERTIBLE BONDS
     (cost $2,685,711)                                                      2,793,156
                                                                            ---------

PREFERRED STOCK - 0.5%
PUBLISHING - 0.5%
Primedia, Inc. (Cl.D)                                              2,100      213,675
                                                                            ---------

TOTAL PREFERRRED STOCK
     (cost $129,863)                                                          213,675
                                                                            ---------

COMMON STOCKS - 1.4%
HEALTH CARE FACILITIES - 0.3%
Service Corporation International*                                15,000      112,200
                                                                            ---------

REAL ESTATE INVESTMENT TRUSTS - 1.1%
Bimini Mortgage Management, Inc.                                  15,250      211,212
HomeBanc Corporation                                              32,700      289,068
                                                                            ---------
                                                                              500,280
                                                                            ---------

TOTAL COMMON STOCKS
     (cost $581,233)                                                          612,480
                                                                            ---------

CORPORATE BONDS - 76.5%
AEROSPACE & DEFENSE - 2.0%
Esterline Technologies Corporation, 7.75% - 2013               $ 350,000      364,000
Sequa Corporation, 9.00% - 2009                                $ 125,000      133,750
Vought Aircraft Industries, Inc., 8.00% - 2011                 $ 400,000      394,000
                                                                            ---------
                                                                              891,750
                                                                            ---------

                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                    SECURITY INCOME FUND - HIGH YIELD SERIES

                                                               PRINCIPAL     MARKET
                                                                 AMOUNT       VALUE
                                                               ---------    ---------
CORPORATE BONDS (CONTINUED)
AIRLINES - 2.6%
AMR Commercial Lines LLC, 9.50% - 2015(4)                      $ 275,000    $ 283,937
Delta Air Lines, Inc., 7.70% - 2005                            1,000,000      810,000
Pegasus Aviation Lease Securitization, 8.42% - 2030(3,5)         244,615            -
United Air Lines, Inc., 7.73% - 2010                              99,949       92,028
                                                                            ---------
                                                                            1,185,965
                                                                            ---------

AUTOMOTIVE - 1.7%
Adesa, Inc., 7.625% - 2012                                       250,000      250,000
Allied Holdings, Inc., 8.625% - 2007                             225,000      168,750
Group 1 Automotive, Inc., 8.25% - 2013                           100,000      101,000
Lear Corporation, 7.96% - 2005                                    85,000       85,400
TRW Automotive, Inc., 9.375% - 2013                              134,000      144,050
                                                                            ---------
                                                                              749,200
                                                                            ---------

BANKING - 0.6%
E*Trade Financial Corporation, 8.00% - 2011                      200,000      206,000
FCB/NC Capital Trust I, 8.05% - 2028                              50,000       51,232
                                                                            ---------
                                                                              257,232
                                                                            ---------

BUILDING MATERIALS - 2.3%
Building Materials Corporation:
     7.75% - 2005                                                209,000      210,045
     8.00% - 2007                                                450,000      461,250
     8.00% - 2008                                                175,000      178,937
Nortek, Inc., 8.50% - 2014                                       200,000      193,000
                                                                            ---------
                                                                            1,043,232
                                                                            ---------

CHEMICALS - 1.0%
ISP Holdings, Inc., 10.625% - 2009                               200,000      214,000
United Agri Products, 8.25% - 2011                               226,000      235,040
                                                                            ---------
                                                                              449,040
                                                                            ---------

CONSTRUCTION MACHINERY - 3.3%
Case New Holland, Inc., 9.25% - 2011(4)                          350,000      372,750
Navistar International Corporation:
     7.50% - 2011                                                250,000      251,875
     6.25% - 2012(4)                                             125,000      118,750
Shaw Group, Inc., 10.75% - 2010                                  700,000      759,500
                                                                            ---------
                                                                            1,502,875
                                                                            ---------

CONSUMER NONCYCLICAL - 0.1%
Ames True Temper, Inc., 6.64% - 2012(2, 4)                        50,000       47,000
                                                                            ---------

CONSUMER PRODUCTS - 1.1%
Del Laboratories, Inc., 8.00% - 2012(4)                          425,000      408,000
WH Holdings/ WH Capital, 9.50% - 2011                             90,000       97,200
                                                                            ---------
                                                                              505,200
                                                                            ---------

DIVERSIFIED MANUFACTURING - 1.1%
Bombardier, Inc., 6.75% - 2012(4)                                550,000      488,125
                                                                            ---------

                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                    SECURITY INCOME FUND - HIGH YIELD SERIES

                                                               PRINCIPAL     MARKET
                                                                 AMOUNT       VALUE
                                                               ---------    ---------
CORPORATE BONDS (CONTINUED)
ELECTRIC - 3.0%
CMS Energy Corporation, 7.50% - 2009                           $ 175,000    $ 180,250
East Coast Power LLC:
     6.737% - 2008                                                28,517       29,006
     7.066% - 2012                                                56,347       58,877
Edison Mission Energy, 10.00% - 2008                             450,000      500,062
NRG Energy, Inc., 8.00% - 2013(4)                                196,000      207,270
Reliant Energy, Inc., 6.75% - 2014                               425,000      396,313
                                                                            ---------
                                                                            1,371,778
                                                                            ---------

ENERGY - INDEPENDENT - 3.6%
El Paso Production Holding Company, 7.75% - 2013                 250,000      253,125
Houston Exploration, 7.00% - 2013                                 50,000       50,750
Magnum Hunter Resources, Inc., 9.60% - 2012                      532,000      595,840
Range Resources Corporation, 7.375% - 2013                       175,000      178,500
TransMontaigne, Inc., 9.125% - 2010                              500,000      530,000
                                                                            ---------
                                                                            1,608,215
                                                                            ---------

ENERGY - INTEGRATED - 0.4%
Petrobras International Finance Company:
     9.00% - 2008(1)                                              75,000       86,813
     9.125% - 2013                                                75,000       80,625
                                                                            ---------
                                                                              167,438
                                                                            ---------

ENTERTAINMENT - 2.9%
Blockbuster, Inc., 9.00% - 2012(4)                               200,000      194,000
Cinemark USA, Inc., 9.00% - 2013                                 350,000      379,750
Marquee Holdings, Inc., 0.00% - 2014(1, 4)                       750,000      498,750
Speedway Motorsports, Inc., 6.75% - 2013                         250,000      252,500
                                                                            ---------
                                                                            1,325,000
                                                                            ---------

ENVIRONMENTAL - 1.2%
Allied Waste North America:
     8.875% - 2008                                               150,000      155,062
     7.25% - 2015(4)                                             200,000      190,000
Casella Waste Systems, Inc., 9.75% - 2013                        100,000      110,000
Great Lakes Dredge & Dock Company, 7.75% - 2013                  100,000       83,000
                                                                            ---------
                                                                              538,062
                                                                            ---------

FINANCIAL COMPANIES - NONCAPTIVE DIVERSIFIED - 0.8%
American Real Estate Partners, 7.125% - 2013(4)                  350,000      343,000
                                                                            ---------

FOOD & BEVERAGE - 5.1%
Bear Creek Corporation, 9.00% - 2013(4)                          250,000      247,500
Canandaigua Brands, Inc., 8.625% - 2006                          241,000      251,845
Dean Foods Company, 8.15% - 2007                                 650,000      685,750
Dole Foods Company, Inc.:
     7.25% - 2010                                                350,000      353,500
     8.875% - 2011                                                50,000       53,750
Land O' Lakes, Inc., 8.75% - 2011                                725,000      723,188
                                                                            ---------
                                                                            2,315,533
                                                                            ---------

                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                    SECURITY INCOME FUND - HIGH YIELD SERIES

                                                               PRINCIPAL     MARKET
                                                                 AMOUNT       VALUE
                                                               ---------    ---------
CORPORATE BONDS (CONTINUED)
GAMING - 4.3%
American Casino & Entertainment, 7.85% - 2012                  $ 200,000    $ 207,500
Harrah's Operating Company, Inc., 7.875% - 2005                  525,000      535,500
MGM Mirage, Inc., 6.75% - 2012                                   375,000      377,813
Mandalay Resort Group, 6.50% - 2009                              200,000      202,000
Mohegan Tribal Gaming, 6.375% - 2009                             250,000      248,125
Park Place Entertainment, 7.875% - 2005                          175,000      178,719
Station Casinos, Inc., 6.00% - 2012                              200,000      198,500
                                                                            ---------
                                                                            1,948,157
                                                                            ---------

HEALTH CARE - 3.9%
Alderwoods Group, Inc., 7.75% - 2012(4)                          100,000      102,250
Coventry Health Care, Inc., 6.125% - 2015(4)                     425,000      424,469
Fisher Scientific International, Inc., 8.00% - 2013              500,000      543,750
HCA, Inc., 6.375% - 2015                                         200,000      198,528
Healthsouth Corporation, 8.50% - 2008                            225,000      223,875
Inverness Medical Innovations, Inc., 8.75% - 2012                250,000      253,750
                                                                            ---------
                                                                            1,746,622
                                                                            ---------

INDUSTRIAL - OTHER - 2.4%
Anixter International, Inc., 5.95% - 2015                        250,000      246,933
Coleman Cable, Inc., 9.875% - 2012(4)                            100,000      102,000
Corrections Corporation of America, 7.50% - 2011                  50,000       50,625
Iron Mountain, Inc.:
     8.25% - 2011                                                250,000      252,500
     7.75% - 2015                                                 25,000       24,687
Usec, Inc., 6.625% - 2006                                        400,000      403,000
                                                                            ---------
                                                                            1,079,745
                                                                            ---------

INSURANCE - LIFE - 0.2%
Genamerica Capital, Inc., 8.525% - 2027(4)                        75,000       82,668
                                                                            ---------

INSURANCE - PROPERTY & CASUALTY - 0.4%
Fairfax Financial Holdings, 7.75% - 2012                         175,000      168,875
                                                                            ---------

LODGING - 0.8%
Starwood Hotels & Resorts, 7.375% - 2007(2)                      150,000      154,875
Sun International Hotels, 8.875% - 2011                          200,000      214,500
                                                                            ---------
                                                                              369,375
                                                                            ---------

MEDIA - CABLE - 2.7%
CSC Holdings, Inc.:
     7.25% - 2008                                                125,000      128,125
     6.75% - 2012(4)                                             175,000      173,687
Cablevision Systems Corporation, 6.669% - 2009(2, 4)             500,000      530,000
Charter Communications Holdings, Inc., LLC:
     8.625% - 2009                                               100,000       77,250
     11.125% - 2011                                              200,000      161,500
Shaw Communications, Inc., 7.25% - 2011                          125,000      133,438
                                                                            ---------
                                                                            1,204,000
                                                                            ---------

                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                    SECURITY INCOME FUND - HIGH YIELD SERIES

                                                               PRINCIPAL     MARKET
                                                                 AMOUNT       VALUE
                                                               ----------   ---------
CORPORATE BONDS (CONTINUED)
MEDIA - NONCABLE - 3.2%
Intelsat, Ltd., 7.625% - 2012                                  $1,125,000   $ 978,750
RH Donnelley Finance Corporation:
     8.875% - 2010                                                200,000     218,000
     10.875% - 2012                                               125,000     144,063
USA Networks, Inc., 6.75% - 2005                                   75,000      76,107
                                                                            ---------
                                                                            1,416,920
                                                                            ---------

METALS & MINING - 3.4%
AK Steel Corporation, 7.875% - 2009                               775,000     759,500
Arch Western Finance, 6.75% - 2013                                300,000     301,500
Asarco, Inc., 7.875% - 2013                                       100,000      86,750
Asia Aluminum Holdings, 8.00% - 2011(4)                           200,000     192,000
Bulong Operations, 12.50% - 2008(3,5)                              75,000           -
Noble Group, Ltd., 6.625% - 20154                                 200,000     185,809
                                                                            ---------
                                                                            1,525,559
                                                                            ---------

OIL FIELD SERVICES - 3.4%
Hanover Compressor Company, 9.00% - 2014                          100,000     107,000
Key Energy Services, Inc., 8.375% - 2008                          200,000     207,750
Parker Drilling Company:
     10.125% - 2009                                               461,000     484,626
     7.66% - 2010(2)                                              325,000     336,375
Petroleum Geo-Services:
     8.00% - 2006                                                  45,000      45,956
     10.00% - 2010                                                300,000     336,750
                                                                            ---------
                                                                            1,518,457
                                                                            ---------

PACKAGING - 3.9%
Ball Corporation, 6.875% - 2012                                   500,000     515,625
Owens-Brockway Glass Containers, 7.75% - 2011                      50,000      52,375
Owens-Illinois, Inc., 8.10% - 2007                                675,000     698,625
Solo Cup Company, 8.50% - 2014                                    500,000     500,000
                                                                            ---------
                                                                            1,766,625
                                                                            ---------

PAPER - 1.3%
Appleton Papers, Inc., 8.125% - 2011                              200,000     206,500
Sino-Forest Corporation, 9.125% - 2011(4)                         375,000     397,969
                                                                            ---------
                                                                              604,469
                                                                            ---------

PHARMACEUTICALS - 0.7%
AmerisourceBergen Corporation, 8.125% - 2008                      200,000     214,500
Bergen Brunswig Corporation, 7.25% - 2005                         115,000     115,719
                                                                            ---------
                                                                              330,219
                                                                            ---------

PIPELINES - 1.2%
Northwest Pipelines Corporation, 8.125% - 2010                    100,000     107,000
Sonat, Inc., 7.625% - 2011                                        450,000     444,375
                                                                            ---------
                                                                              551,375
                                                                            ---------

REFINING - 0.7%
Citgo Petroleum Corporation, 6.00% - 2011                         100,000      98,750
Frontier Oil Corporation, 6.625% - 2011                           200,000     199,000
                                                                            ---------
                                                                              297,750
                                                                            ---------

                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                    SECURITY INCOME FUND - HIGH YIELD SERIES

                                                                  PRINCIPAL              MARKET
                                                                   AMOUNT                 VALUE
                                                                 ----------           ------------
CORPORATE BONDS (CONTINUED)
RETAILERS - 0.0%
Ames Department Stores, Inc., 10.00% - 2006(3, 5)                $  200,000           $          -
                                                                                      ------------

SERVICES - 0.5%
American Eco Corporation, 9.625% - 2008*(3, 5)                      125,000                      -
MasTec, Inc., 7.75% - 2008                                          225,000                218,250
                                                                                      ------------
                                                                                           218,250
                                                                                      ------------

SUPERMARKETS - 0.5%
Fleming Companies, Inc., 9.875% - 2012(3)                           100,000                  1,500
Roundy's, Inc., 8.875% - 2012                                       200,000                214,000
                                                                                      ------------
                                                                                           215,500
                                                                                      ------------

TECHNOLOGY - 1.1%
Telecordia Technologies, 10.00% - 2013(4)                           100,000                 99,250
Worldspan LP/WS Fin Corporation, 9.024% - 2011(2, 4)                400,000                388,000
                                                                                      ------------
                                                                                           487,250
                                                                                      ------------

TELECOMMUNICATIONS - WIRELESS - 2.8%
Telemig Celular, 8.75% - 2009(4)                                    500,000                510,000
Rural Cellular Corporation, 9.75% - 2010                            825,000                754,875
                                                                                      ------------
                                                                                         1,264,875
                                                                                      ------------

TELECOMMUNICATIONS - WIRELINES - 3.5%
Exodus Communications, Inc., 11.625% - 2010(3, 5)                   147,512                      -
LCI International, Inc., 7.25% - 2007                             1,475,000              1,390,188
Qwest Corporation, 7.875% - 2011(4)                                 100,000                103,000
Valor Telecom Enterprise, 7.75% - 2015(4)                           100,000                 99,500
                                                                                      ------------
                                                                                         1,592,688
                                                                                      ------------

TEXTILE - 0.8%
Invista, 9.25% - 2012(4)                                            250,000                275,000
Levi Strauss & Company, 7.73% - 2012(2, 4)                          100,000                 98,250
                                                                                      ------------
                                                                                           373,250
                                                                                      ------------

TOBACCO - 0.1%
Dimon, Inc., 7.75% - 2013                                            50,000                 56,000
                                                                                      ------------

TRANSPORTATION SERVICES - 1.9%
Overseas Shipholding Group, Inc., 8.25% - 2013                      500,000                535,000
Stena AB:
     9.625% - 2012                                                   75,000                 83,063
     7.50% - 2013                                                   250,000                247,500
Teekay Shipping Corporation, 8.32% - 2008                             9,000                  8,843
                                                                                      ------------
                                                                                           874,406
                                                                                      ------------

TOTAL CORPORATE BONDS
     (cost $34,871,066)                                                                 34,481,680
                                                                                      ------------

REPURCHASE AGREEMENT - 13.4%
United Missouri Bank, 2.34%, dated 3-31-05, matures 4-01-05;
     repurchase amount of $6,049,393 (Collateralized by FHLMC,
     2.689%, 4-04-05 with a value of $6,170,208)                  6,049,000              6,049,000
                                                                                      ------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                    SECURITY INCOME FUND - HIGH YIELD SERIES

                                                                                        MARKET
                                                                                         VALUE
                                                                                      ------------
REPURCHASE AGREEMENT (CONTINUED)
TOTAL REPURCHASE AGREEMENT
     (cost $6,049,000)                                                                $  6,049,000
                                                                                      ------------
TOTAL INVESTMENTS - 98.0%
     (cost $44,316,873)                                                                 44,149,991
CASH & OTHER ASSETS, LESS LIABILITIES - 2.0%                                               916,679
                                                                                      ------------
TOTAL NET ASSETS - 100.0%                                                             $ 45,066,670
                                                                                      ============

For federal income tax purposes the identified cost of investments owned at March 31, 2005 was $44,108,668. For federal income tax purposes, the net unrealized appreciation on investments amounted to $41,323, which consisted of $1,409,826 of aggregate gross unrealized appreciation, and $1,368,503 of aggregate gross unrealized depreciation.

*Non-income producing security

(1) Security is a step bond. Rate indicated is rate effective at March 31, 2005.

(2) Variable rate security. Rate indicated is rate effective at March 31, 2005.

(3) Security is in default.

(4) Security is a 144A Series. The total market value of 144A securities is $7,162,934 (cost $7,111,422), or 15.9% of total net assets.

(5) Security is fair valued by the Board of Directors. The total market value of fair valued securities amounts to $0, or 0.0% of total net assets.

   SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

   Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                        SECURITY INCOME OPPORTUNITY FUND

                                                                            PRINCIPAL               MARKET
                                                                             AMOUNT                 VALUE
                                                                           -----------           -----------
SENIOR FLOATING RATE INTERESTS(2) - 91.0%
AEROSPACE & DEFENSE - 6.5%
Alion Science & Technology, Term Loan B, 5.64% - 2009                      $ 1,000,000           $ 1,005,000
Dyncorp International, Term Loan B, 6.66% - 2011                             1,000,000             1,009,583
IAP Worldwide Services, Inc.:
     Term Loan, 5.94% - 2011                                                 1,000,000             1,000,000
     Term Loan B, 8.94% - 2012                                               1,000,000             1,000,000
K & F Industries, Inc., Term Loan B, 5.33% - 2012                              950,000               965,438
Titan Corporation, Term Loan B, 5.16% - 2009                                   989,822             1,003,432
                                                                                                 -----------
                                                                                                   5,983,453
                                                                                                 -----------

AUTOMOTIVE - 0.8%
NFIL Holdings Corporation:
     Term Loan, 4.33% - 2010                                                   190,476               192,857
     Term Loan B, 4.91% - 2010                                                 518,119               524,596
                                                                                                 -----------
                                                                                                     717,453
                                                                                                 -----------

BEVERAGE & TOBACCO - 0.9%
Constellation Brands, Inc., Term Loan B, 4.99% - 2011                          830,833               843,758
                                                                                                 -----------

BROADCAST RADIO & TELEVISION - 2.2%
Panamsat Corporation, Term Loan, 5.31% - 2011                                  992,470             1,007,547
Raycom Media, Inc., Term Loan B, 5.13% - 2012                                1,000,000             1,012,500
                                                                                                 -----------
                                                                                                   2,020,047
                                                                                                 -----------

BUILDING & DEVELOPMENT - 10.6%
Adams Outdoor Advertising, LP, Term Loan, 4.92% - 2012                         992,500             1,000,564
Atrium Companies, Inc., Term Loan B, 5.35% - 2011                            1,000,000             1,014,167
Builders First Source, Term Loan B, 5.41% - 2010                             1,000,000             1,015,000
CB Richard Ellis Services, Term Loan C, 4.83% -  2010                          920,520               926,849
General Growth Properties, Term Loan B, 4.94% - 2008                           997,758             1,014,085
Headwaters, Inc., Term Loan, 4.92% - 2011                                      691,676               700,898
Lake Las Vegas Resort:
     Term Loan, 5.44% - 2009                                                   928,333               942,839
     Term Loan B, 8.59% - 2010                                               1,000,000             1,025,000
Maguire Properties, Inc., Term Loan B, 4.62% - 2010(3)                       1,000,000             1,010,000
South Edge, LLC, Term Loan C, 4.69% - 2009                                   1,000,000             1,009,375
                                                                                                 -----------
                                                                                                   9,658,777
                                                                                                 -----------

BUSINESS EQUIPMENT & SERVICES - 1.1%
Fidelity National Information Services, Term Loan, 4.51% - 2011              1,000,000             1,000,781
                                                                                                 -----------

CABLE TELEVISION - 6.5%
Cablecom:
     Term Loan B, 6.26% - 2012                                                 500,000               504,375
     Term Loan C, 6.61% - 2013                                                 500,000               505,209
Century Cable, Term Loan, 7.75% - 2009                                       1,000,000               992,857
Charter Operating, Term Loan, 5.73% - 2010                                   1,000,000             1,001,607
Mediacomm Group, LLC, Term Loan, 1.91% - 2012(3)                             1,000,000               960,000
NTL Investment Holdings, Term Loan, 5.20% - 2012                             1,000,000             1,016,250
UPC Financing Partnership/Distribution, Term Loan F, 5.98% - 2011            1,000,000             1,012,500
                                                                                                 -----------
                                                                                                   5,992,798
                                                                                                 -----------

                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                        SECURITY INCOME OPPORTUNITY FUND

                                                                               PRINCIPAL              MARKET
                                                                                AMOUNT                VALUE
                                                                              -----------           -----------
SENIOR FLOATING RATE INTERESTS(2) (CONTINUED)
CHEMICALS & PLASTICS - 2.2%
Brenntag, Term Loan, 5.88% - 2012                                             $ 1,000,000           $ 1,014,375
Celanese:
     Term Loan B, 5.63% - 2012                                                    807,735               824,394
     Term Loan C, 0.75% - 2012(1)                                                 191,607               194,481
                                                                                                    -----------
                                                                                                      2,033,250
                                                                                                    -----------

CONTAINERS & GLASS PRODUCTS - 2.9%
Graham Packaging Company, Term Loan B, 5.23% - 2011                               997,500             1,016,951
Owens-Illinois Group, Inc., Term Loan C, 5.63% - 2008                             589,114               600,528
Solo Cup, Term Loan B, 5.47% - 2011                                               990,000             1,003,860
                                                                                                    -----------
                                                                                                      2,621,339
                                                                                                    -----------

DRUGS - 2.0%
Accredo Health, Inc., Term Loan B, 4.60% - 2011                                   925,833               927,569
Warner Chilcott, Term Loan, 5.58% - 2012                                          867,508               875,749
                                                                                                    -----------
                                                                                                      1,803,318
                                                                                                    -----------

ECOLOGICAL SERVICES & EQUIPMENT - 1.6%
Duratek, Inc., Term Loan, 6.49% - 2009                                            737,264               737,725
Environmental Systems Products Holdings, Term Loan, 6.27% - 2008                  693,822               705,096
                                                                                                    -----------
                                                                                                      1,442,821
                                                                                                    -----------

ELECTRONIC/ELECTRIC - 2.2%
Memec Group Holdings, Ltd., Term Loan B, 11.06% - 2010                          1,000,000             1,025,000
Monitronics International, Inc., Term Loan B, 7.28% - 2009                        989,975               999,875
                                                                                                    -----------
                                                                                                      2,024,875
                                                                                                    -----------

EQUIPMENT LEASING - 1.1%
United Rentals:
     Term Loan, 5.10% - 2011                                                      496,250               504,624
     Term Loan B, 4.65% - 2011                                                    500,000               508,438
                                                                                                    -----------
                                                                                                      1,013,062
                                                                                                    -----------

FINANCIAL INTERMEDIARIES - 3.1%
LNR Property Corporation:
     Term Loan, 7.31% - 2008                                                    1,000,000             1,007,500
     Term Loan B, 5.81% - 2008                                                  1,000,000             1,011,250
Refco Group, LLC, Term Loan, 4.85% - 2011                                         807,500               816,584
                                                                                                    -----------
                                                                                                      2,835,334
                                                                                                    -----------

FOOD PRODUCTS - 4.4%
Culligan Corporation, Term Loan B, 5.27% - 2011                                 1,000,000             1,016,667
Golden State Foods Corporation, Term Loan B, 4.48% - 2011                         992,500               998,703
Michael Foods, Inc., Term Loan, 6.59% - 2011                                    1,000,000             1,027,500
Nellson Nutraceutical, Inc., Term Loan, 9.75% - 2009                              999,748               952,260
                                                                                                    -----------
                                                                                                      3,995,130
                                                                                                    -----------

FOREST PRODUCTS - 0.4%
Boise Cascade, Term Loan B, 4.94% - 2011                                          359,296               365,583
                                                                                                    -----------

                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                        SECURITY INCOME OPPORTUNITY FUND

                                                                               PRINCIPAL              MARKET
                                                                                AMOUNT                VALUE
                                                                              -----------           -----------
SENIOR FLOATING RATE INTERESTS(2) (CONTINUED)
HEALTH CARE - 4.2%
Select Medical, Term Loan B, 4.63% - 2012                                     $ 1,000,000           $ 1,005,250
Team Health, Inc., Term Loan B, 6.56% - 2011                                      932,500               932,500
U.S. Oncology, Term Loan B, 5.69% - 2011                                          960,219               976,423
VWR International, Term Loan B, 5.17% - 2011                                      915,333               930,780
                                                                                                    -----------
                                                                                                      3,844,953
                                                                                                    -----------

HOME FURNISHINGS - 1.2%
Prestige Brands, Inc., Term Loan B, 5.37% - 2011                                1,043,946             1,059,605
                                                                                                    -----------

HOTELS, MOTELS, INNS & CASINOS - 8.8%
Boyd Gaming Corporation, Term Loan B, 4.83% - 2011                                992,500             1,005,837
CNL Hotels & Resorts, Term Loan, 5.25% - 2006                                     978,782               995,911
Opbiz, LLC:
     Term Loan, 5.56% - 2010                                                      997,692               998,108
     Term Loan B, 6.56% - 2010                                                      2,308                 2,309
Pinnacle Entertainment, Term Loan, 5.67% - 2010                                 1,000,000             1,016,250
Resort International Holdings, LLC, Term Loan, 7.25% - 2012(3)                  1,000,000             1,019,583
Seminole Tribe of Florida, Term Loan, 4.88% - 2011                              1,000,000             1,011,250
Venetian Casino Resort:
     Term Loan - 2011(1)                                                          170,940               173,077
     Term Loan B, 4.81% - 2011                                                    829,060               839,216
Wynn Las Vegas, Term Loan, 4.98% - 2011                                         1,000,000             1,017,188
                                                                                                    -----------
                                                                                                      8,078,729
                                                                                                    -----------

INDUSTRIAL EQUIPMENT - 1.1%
Invensys plc, Term Loan B, 6.09% - 2009                                           988,579             1,005,261
                                                                                                    -----------

INSURANCE - 1.1%
Conseco, Term Loan, 6.35% - 2010                                                  958,901               974,883
                                                                                                    -----------

LEISURE - 2.1%
Regal Cinemas Corporation, Term Loan B, 5.09% - 2010                              959,925               975,866
WMG Acquisition Corporation, Term Loan, 5.09% - 2011                              990,000               997,012
                                                                                                    -----------
                                                                                                      1,972,878
                                                                                                    -----------

OIL & GAS - 6.6%
Alon USA, Inc., Term Loan B, 10.00% - 2008                                      1,000,000             1,025,000
El Paso, Term Loan, 5.15% - 2009                                                1,003,445             1,015,204
Ferrell Companies, Inc., Term Loan, 6.52% - 2011                                  997,500             1,017,450
Hawkeye Energy, Term Loan, 6.01% - 2012                                         1,000,000             1,000,000
Semcrude LP, Term Loan, 6.50% - 2011                                            1,000,000             1,010,000
U.S. Shipping, Term Loan B, 4.56% - 2010(4)                                       994,231             1,005,416
                                                                                                    -----------
                                                                                                      6,073,070
                                                                                                    -----------

PUBLISHING - 3.2%
Advertising Directory Solutions, Inc., Term Loan, 4.85% - 2011                    990,750               991,988
RH Donnelley, Inc., Term Loan D, 4.73% - 2011                                     871,812               885,682
Transwestern Publishing Company, Term Loan B, 4.20% - 2012                      1,014,555             1,017,514
                                                                                                    -----------
                                                                                                      2,895,184
                                                                                                    -----------

                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                        SECURITY INCOME OPPORTUNITY FUND

                                                                               PRINCIPAL
                                                                               AMOUNT OR
                                                                               NUMBER OF              MARKET
                                                                                SHARES                 VALUE
                                                                              -----------           -----------
SENIOR FLOATING RATE INTERESTS(2) (CONTINUED)
RETAILERS - 2.2%
Jean Coutu Group, Inc., Term Loan, 5.00% - 2010                               $   995,000           $ 1,014,123
Jostens, Inc., Term Loan B, 5.19% - 2011                                      $   970,000               984,954
                                                                                                    -----------
                                                                                                      1,999,077
                                                                                                    -----------

SURFACE TRANSPORTATION - 1.1%
Horizon Lines Holding Corporation, Term Loan, 5.60% - 2011                    $   992,500               999,944
                                                                                                    -----------

TELECOMMUNICATIONS & CELLULAR COMMUNICATIONS - 2.2%
American Tower, Term Loan, 4.52% - 2011                                       $ 1,000,000             1,011,250
Telcordia Technologies, Inc., Term Loan, 5.58% - 2012                         $ 1,000,000             1,002,917
                                                                                                    -----------
                                                                                                      2,014,167
                                                                                                    -----------

UTILITIES - 8.7%
KGEN, LLC, Term Loan, 5.64% - 2011                                            $ 1,000,000             1,005,000
KGEN, LLC, Term Loan B, 12.01% - 2011                                         $ 1,000,000             1,000,000
NRG Energy, Inc., Term Loan, 4.48% - 2011                                     $   998,594             1,013,073
Reliant Energy, Term Loan, 6.02% - 2010                                       $ 1,000,000             1,011,250
Riverside Rocky Mountain Project, Term Loan, 6.95% - 2011                     $   973,400               992,868
Texas Genco, Term Loan, 5.01% - 2011(4)                                       $   998,231             1,011,540
Tucson Electric Power, Term Loan, 4.80% - 2009                                $ 1,000,000             1,008,333
Vulcan Energy, Term Loan, 4.72% - 2010                                        $   902,857               913,579
                                                                                                    -----------
                                                                                                      7,955,643
                                                                                                    -----------

TOTAL SENIOR FLOATING RATE INTEREST
     (cost $82,420,583)                                                                              83,225,173
                                                                                                    -----------

CORPORATE BONDS - 1.5%
ENTERTAINMENT - 1.1%
WMG Holdings Corporation, 7.39% - 2011                                        $ 1,000,000             1,005,000

HEALTH CARE - 0.4%
Elan Finance plc, 6.49% - 2011                                                $   500,000               375,000
                                                                                                    -----------

TOTAL CORPORATE BONDS
     (cost $1,433,016)                                                                                1,380,000
                                                                                                    -----------

TEMPORARY CASH INVESTMENTS - 10.2%
State Street GA Money Market Fund                                               4,650,000             4,650,000
State Street GA U.S. Government Money Market Fund                               4,650,000             4,650,000
                                                                                                    -----------
                                                                                                      9,300,000
                                                                                                    -----------
TOTAL TEMPORARY CASH INVESTMENTS
     (cost $9,300,000)                                                                                9,300,000
                                                                                                    -----------

REPURCHASE AGREEMENT - 3.9%
State Street, 1.10%, dated 03-31-05, matures 04-01-05;
     repurchase amount of $3,559,655 (Collateralized by
     FFCB, 2.50%, 11-15-05 with a value of $3,633,155)                        $ 3,559,546             3,559,546
                                                                                                    -----------

TOTAL REPURCHASE AGREEMENT
     (cost $3,559,546)                                                                                3,559,546
                                                                                                    -----------

                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                        SECURITY INCOME OPPORTUNITY FUND

                                                                                                      MARKET
                                                                                                       VALUE
                                                                                                   ------------
TOTAL INVESTMENTS - 106.6%
     (cost $96,713,145)                                                                            $ 97,464,719
LIABILITIES, LESS CASH & OTHER ASSETS - (6.6%)                                                       (5,976,265)
                                                                                                   ------------
TOTAL NET ASSETS - 100.0%                                                                          $ 91,488,454
                                                                                                   ============

For federal income tax purposes the identified cost of investments owned at March 31, 2005 was $96,795,295. For federal income tax purposes, the net unrealized appreciation on investments amounted to $669,424, which consisted of $802,815 of aggregate gross unrealized appreciation, and $133,391 of aggregate gross unrealized depreciation.
plc (public limited company)
LP (Limited Partnership)

(1) Security not fully funded at March 31, 2005. Therefore, no interest rate is available.

(2) Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is effective at March 31, 2005.

(3) Purchased on a delayed delivery basis.

(4) Portion purchased on a delayed delivery basis.

   SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

   Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

ITEM  2. CONTROLS AND PROCEDURES.

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no significant changes in the registrant's internal controls, or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM  3. EXHIBITS.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                                SECURITY INCOME FUND

                                                By: Michael G. Oldum
                                                    ----------------------------
                                                    Michael G. Odlum, President

                                                Date: May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                                By: Michael G. Odlum
                                                    ----------------------------
                                                    Michael G. Odlum, President

                                                Date: May 27, 2005

                                                By: Brenda M. Harwood
                                                    ----------------------------
                                                    Brenda M. Harwood, Treasurer

                                                Date: May 27, 2005